S-K 1602(a)(3) Forepart, Sponsor Compensation	Dec. 10, 2025 USD ($) $ / shares shares
Churchill Sponsor XI LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 600,000
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,000,000
Private Placement Units [Member] | Churchill Sponsor XI LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,000,000
Class A ordinary share [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 11.5
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	11,500,000
Class B Ordinary Shares [Member] | Churchill Sponsor XI LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	11,500,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Underwriters [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,500,000
Underwriters [Member] | Churchill Sponsor XI LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,500,000
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000